World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2014

Dates Covered
Collections Period	08/01/14 - 08/31/14
Interest Accrual Period	08/15/14 - 09/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/14	114,363,626.26	16,760
Yield Supplement Overcollateralization Amount at 07/31/14	1,767,567.14	0
Receivables Balance at 07/31/14	116,131,193.40	16,760
Principal Payments	8,084,002.87	439
Defaulted Receivables	227,936.79	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/14	1,541,575.71	0
Pool Balance at 08/31/14	106,277,678.03	16,301

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	2,730,403.48	271
Past Due 61-90 days	659,018.56	66
Past Due 91 + days	151,876.56	16
Total	3,541,298.60	353

Total 31+ Delinquent as % Ending Pool Balance	3.33%

Recoveries	163,412.34

Aggregate Net Losses/(Gains) - August 2014	64,524.45

Overcollateralization Target Amount	8,259,860.66
Actual Overcollateralization	8,259,860.66

Weighted Average APR	3.94%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	20.82

Flow of Funds	$ Amount

Collections	8,642,982.27
Advances	677.72
Investment Earnings on Cash Accounts	194.63
Servicing Fee	(96,775.99)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,547,078.63

Distributions of Available Funds
(1) Class A Interest	91,315.14
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	8,085,948.23
(9) Distribution to Certificateholders	272,146.14
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	8,547,078.63

Servicing Fee	96,775.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 08/15/14	106,103,765.60
Principal Paid	8,085,948.23
Note Balance @ 09/15/14	98,017,817.37

Class A-1
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-2
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-3
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-4
Note Balance @ 08/15/14	57,370,765.60
Principal Paid	8,085,948.23
Note Balance @ 09/15/14	49,284,817.37
Note Factor @ 09/15/14	38.5052677%

Class B
Note Balance @ 08/15/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	24,366,000.00
Note Factor @ 09/15/14	100.0000000%

Class C
Note Balance @ 08/15/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	24,367,000.00
Note Factor @ 09/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	188,984.26
Total Principal Paid	8,085,948.23
Total Paid	8,274,932.49

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	91,315.14
Principal Paid	8,085,948.23
Total Paid to A-4 Holders	8,177,263.37

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2366065
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1235317
Total Distribution Amount	10.3601382

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.7134274
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	63.1739383
Total A-4 Distribution Amount	63.8873657

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/14	30,896.87
Balance as of 08/31/14	31,574.59
Change	677.72

Reserve Account
Balance as of 08/15/14	2,064,965.17
Investment Earnings	40.11
Investment Earnings Paid	(40.11)
Deposit/(Withdrawal)	-
Balance as of 09/15/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17